Segment Information - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Revenue	$ 79,591	$ 79,139	$ 79,919
Business Segments
Revenue
Revenue	85,644	84,857	85,936
Other revenue
Revenue
Revenue	207	171	289
Internal transactions
Revenue
Revenue	$ (6,261)	$ (5,889)	$ (6,307)